Taxation - Contingent liability (Details) - ZAR (R) R in Billions	Jun. 30, 2020	Jun. 30, 2019
Tax contingent liability | Sasol Financing International
Contingent liabilities
Estimated financial effect of contingent liabilities	R 2.5	R 2.4